Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Loan Receivable [Abstract]
Schedule of loan receivable
	2022	2021

Short-term loan receivable	$1,013,157	$204,441
Long-term loan receivable	4,342,100	-
Total	$5,355,257	$204,441